Accrued Expenses (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accrued Liabilities [Abstract]
Accrued expenses
Accrued expenses consist of the following:

	June 30, 2020	December 31, 2019
Accrued board of director’s fees	$416,667	$400,000
Accrued legal and professional fees	200,000	134,970
Accrued executive severance	313,000	154,000
Accrued travel	120,000	120,000
Accrued outside services	106,233	108,033
Accrued inventory	50,275	167,050
Accrued clinical study expenses	13,650	13,650
Accrued other	1,389	13,406
	$1,221,214	$1,111,109

Accrued expenses consist of the following at December 31, 2019 and 2018:

	2019	2018
Accrued board of director's fees	$400,000	$200,000
Accrued inventory	167,050	—
Accrued executive severance	154,000	136,000
Accrued travel	120,000	58,993
Accrued outside services	108,033	115,118
Accrued legal and professional fees	134,970	—
Accrued clinical study expenses	13,650	13,650
Accrued related party advance	—	101,137
Deferred rent	—	44,623
Accrued computer equipment	—	8,752
Accrued other	13,406	11,007
	$1,111,109	$689,280